Income Taxes - Schedule Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components Of Deferred Tax Assets [Abstract]
Inventories	$ 394	$ 355
Accrued expenses	4,184	3,761
Deferred government grants	985	1,066
Fixed assets	4,160	3,115
Tax losses carried forward	4,420	5,212
Less: valuation allowance	(2,775)	(7,711)
Deferred tax assets	$ 11,368	$ 5,798